Schedule of current and non-current employee entitlements (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Current And Non-current Employee Entitlements
Current Employee Entitlement	$ 459,675	$ 454,342	$ 357,227
Non-current Employee Entitlements	$ 68,999	$ 55,622	$ 18,892